UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21293

        Nuveen Preferred and Convertible Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred and Convertible Income Fund (JPC)
September 30, 2004

						Market
Shares	Description(1)					Value

	COMMON STOCKS - 0.5% (0.4% of Total Investments)
	Commercial Banks - 0.5%

381,397	Cendant Corporation					$ 8,238,175

	Total Common Stocks (cost $6,532,665)					8,238,175

					Ratings*
						Market
Shares	Description(1)		Coupon	Moody's	S&P	Value

	$25 PAR (or similar) SECURITIES - 48.4% (32.8% of Total Investments)
	Auto Components - 0.7%
401,633	Delphi Trust I		8.250%	Baa3	NR	$ 10,378,197

	Automobiles - 1.5%
331,800	Ford Motor Company (CORTS)		8.000%	NR	BBB-	8,650,026
131,400	Ford Motor Company, Series F (CORTS)		8.000%	Baa1	BBB-	3,443,994
28,700	General Motors Acceptance Corporation		7.350%	A3	BBB	738,738
353,600	General Motors Corporation		7.375%	Baa1	NR	9,098,128

	Beverages - 0.2%
126,500	Grand Metropolitan Delaware LP		9.420%	NR	BBB+	3,238,400

	Chemicals - 0.1%
24,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	1,051,680

	Commercial Banks - 9.9%
170,000	Abbey National plc		7.375%	A2	A	4,528,800
37,300	ABN AMRO Capital Fund Trust V		5.900%	A2	A	881,772
57,800	ASBC Capital I		7.625%	Baa1	BBB-	1,549,040
65,185	BAC Capital Trust I		7.000%	Aa3	A-	1,708,499
135,755	BAC Capital Trust II		7.000%	Aa3	A-	3,583,932
284,700	BAC Capital Trust III		7.000%	Aa3	A-	7,536,009
63,400	Banco Totta & Acores Finance, Series A		8.875%	A3	NR	1,693,972
186,114	Banesto Holdings, Series A, 144A		10.500%	A2	NR	5,850,959
81,700	Bank One Capital Trust VI		7.200%	A1	A-	2,173,220
22,800	Bank One Capital V		8.000%	A1	A-	607,620
32,100	BankNorth Capital Trust II		8.000%	Baa1	BB+	860,280
15,100	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	397,885
22,600	BCH Capital Ltd., Series B		9.430%	A2	BBB+	598,448
500	BNY Capital Trust IV, Series E		6.875%	A1	A-	12,625
300,000	BNY Capital Trust V, Series F		5.950%	A1	A-	7,386,000
80,850	BSCH Finance Ltd., Series Q		8.625%	A2	BBB+	2,134,440
62,200	Chittenden Capital Trust I		8.000%	Baa1	BB+	1,674,424
13,100	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	354,879
194,900	Citigroup Capital Trust IX		6.000%	Aa2	A	4,833,520
32,200	Citigroup Capital Trust VI		6.875%	Aa2	A	813,372
51,000	Citigroup Capital Trust VII		7.125%	Aa2	A	1,344,870
331,300	Citigroup Capital Trust VIII		6.950%	Aa2	A	8,676,747
59,300	Citigroup Inc., Series H (a)		6.231%	Aa3	NR	3,258,535
107,000	Cobank ABC, 144A (a)		7.000%	NR	NR	5,869,164
79,200	Comerica Capital Trust I		7.600%	A3	BBB+	2,063,952
129,800	Compass Capital Trust III		7.350%	A3	BBB-	3,444,892
9,300	CSFB USA, Series 2002-10 (SATURNS)		7.000%	Aa3	A+	246,264
176,300	Fannie Mae (a)		5.125%	Aa3	NR	7,915,870
25,600	First Union Capital II, Series II (CORTS)		7.500%	A1	BBB+	676,096
41,500	First Union Institutional Capital II (CORTS)		8.200%	A1	BBB+	1,182,750
292,579	Fleet Capital Trust VII		7.200%	Aa3	A-	7,680,199
337,000	Fleet Capital Trust VIII		7.200%	Aa3	A-	8,873,210
13,100	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)		6.000%	NR	A+	316,889
28,900	JPM Capital Trust (CORTS)		7.200%	A2	A-	759,781
52,000	JPMorgan Chase & Company (PCARS)		7.125%	A2	A-	1,356,680
395,067	JPMorgan Chase Capital Trust X		7.000%	A1	NR	10,366,558
47,200	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	1,238,764
15,100	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	398,942
25,000	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	667,500
153,200	National Commerce Capital Trust II		7.700%	A1	A-	4,099,632
32,900	National Westminster Bank plc, Series A		7.875%	Aa2	A+	845,530
31,500	PNC Capital Trust		6.125%	A3	BBB	775,215
19,400	Regions Finance Trust I		8.000%	A2	BBB+	517,980
175,000	Royal Bank of Scotland Group plc, Series L		5.750%	NR	NR	4,145,750
74,800	SunTrust Capital Trust IV		7.125%	A1	A-	1,964,248
54,300	SunTrust Capital Trust V		7.050%	A1	A-	1,418,859
68,700	USB Capital Trust III		7.750%	A1	A-	1,823,985
186,900	USB Capital Trust IV		7.350%	A1	A-	4,947,243
63,900	USB Capital Trust V		7.250%	A1	A-	1,676,097
33,400	VNB Capital Trust I		7.750%	Baa1	BBB	887,772
19,500	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	514,410
9,100	Wells Fargo Capital Trust IV		7.000%	Aa2	A	240,331
60,935	Wells Fargo Capital Trust V		7.000%	Aa2	A	1,589,185
14,700	Wells Fargo Capital Trust VI		6.950%	Aa2	A-	384,699
225,000	Wells Fargo Capital Trust VII		5.850%	Aa2	A	5,472,000
3,800	Wells Fargo Capital Trust VIII		5.625%	Aa2	A	91,998
79,600	Zions Capital Trust B		8.000%	Baa1	BB+	2,166,712

	Computers & Peripherals - 0.1%
11,800	IBM Inc. (CORTS)		7.125%	A1	A+	310,812
17,600	IBM Inc., Series 2001-1 (SATURNS)		7.125%	A1	A+	463,056

	Consumer Finance - 0.3%
95,700	Countrywide Capital III (PPLUS)		8.050%	Baa1	BBB+	2,605,911
6,900	Household Capital Trust V, Series X		10.000%	A3	BBB+	181,815
26,900	Household Capital Trust VI		8.250%	A3	BBB+	726,569
39,200	Household Capital Trust VII		7.500%	A3	BBB+	1,050,168

	Diversified Financial Services - 7.8%
17,100	Bear Stearns Capital Trust III		7.800%	A2	BBB	456,399
33,200	Citigroup Inc., Series F (a)		6.365%	Aa3	NR	1,800,436
94,000	Citigroup Inc., Series G (a)		6.213%	Aa3	NR	5,000,800
67,970	Citigroup Inc., Series M (a)		5.864%	Aa3	A	3,534,440
1,200,200	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	30,281,046
10,000	Federal Home Loan Mortgage Corporation (a)		5.000%	Aa3	AA-	437,000
33,100	General Electric Capital Corporation		6.625%	Aaa	AAA	870,861
773,900	Household Finance Corporation		6.875%	A1	A	20,353,570
526,388	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	13,159,700
100,000	Merrill Lynch Capital Trust		7.000%	A1	A-	2,625,000
26,900	Merrill Lynch Capital Trust II		8.000%	A1	A-	736,522
29,000	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	779,810
113,600	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	3,011,536
225,000	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	6,075,000
21,400	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	548,268
66,100	Morgan Stanley Capital Trust II		7.250%	A1	A-	1,737,108
365,739	Morgan Stanley Capital Trust III		6.250%	A1	A-	9,081,299
717,800	Morgan Stanley Capital Trust IV		6.250%	A1	A-	17,715,304

	Diversified Telecommunication Services - 0.4%
25,500	AT&T Wireless, Series 2002-7 (CORTS)		8.000%	Baa2	BBB	673,200
800	BellSouth Corporation		7.125%	NR	A	21,024
29,000	BellSouth Corporation, Series 2001-3 (SATURNS)		7.125%	A1	NR	750,230
8,800	BellSouth Inc. (CORTS)		7.000%	Aa3	NR	231,616
15,000	BellSouth Telecommunications		7.300%	Aa3	A	399,750
39,350	Deutsche Telekom International Finance B.V., Series 2001-24, Class A-1 (CORTS)		7.875%	Baa2	BBB+	1,040,808
15,900	SBC Communications Inc.		7.000%	A1	A	414,036
15,100	Verizon Communications (CORTS)		7.625%	A2	A+	411,475
11,900	Verizon New England Inc., Series B		7.000%	Aa3	NR	312,137
40,955	Verizon South Inc., Series F		7.000%	A1	A+	1,070,154

	Electric Utilities - 1.1%
10,000	Consolidated Edison Company		7.250%	A2	A-	266,000
7,000	Consolidated Edison Company of New York Inc.		7.500%	A1	A	185,710
4,400	Detroit Edison Company		7.375%	Baa2	BBB-	111,496
49,100	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	1,313,425
22,200	DTE Energy Trust I		7.800%	Baa3	BBB-	589,854
33,470	Entergy Louisiana Inc.		7.600%	Baa1	A-	894,318
43,570	Georgia Power Capital Trust V		7.125%	A3	BBB+	1,147,634
226,900	Georgia Power Company		5.900%	A2	A	5,509,132
113,432	Tennessee Valley Authority, Series D		6.750%	Aaa	NR	2,840,337
128,000	Virginia Power Capital Trust		7.375%	Baa1	BBB	3,443,200

	Food Products - 0.4%
60,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Baa3	NR	6,240,000

	Gas Utilities - 0.0%
23,000	AGL Capital Trust II		8.000%	Baa2	BBB	611,110
1,000	TransCanada Pipeline		8.250%	A3	BBB	25,850

	Healthcare Providers & Services - 0.5%
273,500	Aetna Incorporated		8.500%	Baa2	BBB	7,359,885

	Insurance - 10.9%
5,500	ACE Capital Trust I, Series 1999		8.875%	Baa1	BBB-	140,800
526,010	Ace Ltd., Series C		7.800%	Baa2	BBB-	14,149,669
52,700	AMBAC Financial Group Inc.		5.950%	Aa2	AA	1,297,474
1,216,000	Delphi Financial Group Inc.		8.000%	Ba1	BBB	32,236,160
70,700	EverestRe Capital Trust II		6.200%	Baa1	BBB	1,659,329
94,600	EverestRe Group Limited		7.850%	Baa1	BBB	2,592,040
18,000	Financial Security Assurance Holdings		6.250%	Aa2	AA	455,040
7,200	Financial Security Assurance Holdings		6.875%	Aa2	AA	187,416
11,000	Great-West L&A Capital Trust I, Series A		7.250%	A3	A-	276,650
188,900	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	4,928,401
29,700	Hartford Life Capital Trust II, Series B		7.625%	Baa1	BBB	783,189
753,975	ING Group NV		7.050%	NR	A-	19,701,367
511,518	ING Group NV		7.200%	A2	A-	13,606,379
36,800	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	975,200
1,300	MBIA Inc.		8.000%	Aa2	AA	34,723
72,000	PartnerRe Limited		7.900%	A3	BBB+	1,936,800
1,550,312	PartnerRe Limited, Series C		6.750%	Baa1	NR	39,424,434
81,100	PLC Capital Trust III		7.500%	Baa1	BBB+	2,129,686
33,300	PLC Capital Trust IV		7.250%	Baa1	BBB+	878,787
5,900	PLC Capital Trust V		6.125%	Baa1	BBB+	143,311
25,000	Prudential plc		6.750%	Baa1	A	635,750
89,000	RenaissanceRe Holdings Ltd., Series A		8.100%	NR	NR	2,390,540
325,310	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	NR	8,604,450
14,000	Safeco Capital Trust I (CORTS)		8.750%	Baa2	BBB-	420,000
22,500	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	603,450
5,400	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	144,450
33,000	Safeco Capital Trust III (CORTS)		8.072%	NR	BBB-	881,100
10,700	Safeco Capital Trust IV (CORTS)		8.375%	NR	BBB-	290,184
44,500	Safeco Corporation, Series 2001-7 (SATURNS)		8.250%	Baa2	BBB-	1,200,165
38,000	Safeco Corporation, Series 2002-5 (SATURNS)		8.250%	Baa2	BBB-	1,018,400
30,800	Torchmark Capital Trust I		7.750%	Baa1	A-	829,136
68,900	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)		8.125%	Baa3	BBB-	739,986
86,700	XL Capital Ltd., Series A		8.000%	A3	NR	2,368,644
247,200	XL Capital Ltd., Series B		7.625%	A3	NR	6,686,760

	Media - 0.1%
41,100	Viacom Inc.		7.300%	A3	A-	1,076,820

	Multi-Utilities & Unregulated Power - 0.1%
53,600	Energy East Capital Trust I		8.250%	Baa3	BBB-	1,430,584

	Oil & Gas - 0.7%
372,500	Nexen Inc.		7.350%	Baa3	BBB-	9,979,275

	Pharmaceuticals - 0.0%
7,300	Rhone-Poulenc Overseas, Series A		8.125%	A3	BBB	186,953

	Real Estate - 12.9%
60,000	AMB Property Corporation, Series L		6.500%	Baa2	BBB-	1,487,400
10,700	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	300,670
3,000	BRE Properties, Series B		8.080%	Baa3	BBB-	79,200
347,125	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	9,219,640
18,200	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	487,760
656,785	Developers Diversified Realty Corporation, Series G		8.000%	NR	BBB-	17,332,556
72,000	Developers Diversified Realty Corporation, Series H		7.375%	NR	BBB-	1,836,720
109,481	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	2,926,427
6,100	Equity Residential Properties Trust		9.125%	Baa2	NR	161,406
18,700	Equity Residential Properties Trust, Series C		9.125%	Baa2	NR	511,632
9,900	Equity Residential Properties Trust, Series D		8.600%	Baa2	NR	273,141
610,800	Equity Residential Properties Trust, Series N		6.480%	NR	BBB	15,117,300
329,614	Gables Residential Trust, Series D		7.500%	Baa3	BBB-	8,586,445
30,900	HRPT Properties Trust, Series A		9.875%	Baa3	BBB-	842,952
303,600	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	8,279,172
941,483	Kimco Realty Corporation, Series F		6.650%	Baa2	BBB+	24,478,558
13,693	New Plan Excel Realty Trust, Series D		7.800%	Baa3	NR	700,483
972,775	New Plan Excel Realty Trust, Series E		7.625%	NR	BBB-	25,272,695
32,982	Prologis Trust, Series C		8.540%	Baa2	BBB	1,967,584
13,600	Prologis Trust, Series G		6.750%	NR	BBB	338,504
159,400	Public Storage Inc., Series R		8.000%	Baa2	BBB+	4,211,348
28,900	Public Storage Inc., Series S		7.875%	Baa2	BBB+	762,671
28,100	Public Storage Inc., Series T		7.625%	Baa2	BBB+	731,724
27,500	Public Storage Inc., Series U		7.625%	Baa2	BBB+	721,875
32,000	Public Storage Inc., Series V		7.500%	Baa2	NR	848,000
186,500	Regency Centers Corporation		7.450%	Baa3	BBB-	4,929,195
7,000	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	371,840
1,607,345	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	44,443,089
707,700	Weingarten Realty Trust, Preferred Securities		6.750%	Baa1	A-	18,612,510

	Specialty Retail - 0.0%
11,400	Sherwin Williams Company, Series III (CORTS)		7.250%	A2	A	300,390

	Wireless Telecommunication Services - 0.7%
17,400	AT&T Wireless Services Equity, Series 2002-B (SATURNS)		9.250%	Baa2	BBB	480,240
72,800	Telephone and Data Systems Inc.		7.600%	Baa1	A-	1,916,824
33,800	United States Cellular Corporation		8.750%	Baa1	NR	946,738
243,800	United States Cellular Corporation		7.500%	Baa1	A-	6,399,750
19,900	Verizon Communications (CORTS)		7.375%	NR	A+	533,121

	Total $25 Par (or similar) Securities (cost $719,898,523)					728,516,041

	CONVERTIBLE PREFERRED SECURITIES - 20.1% (13.7% of Total Investments)
	Aerospace & Defense - 0.5%
75,611	Northrop Grumman Corporation		7.250%	NR	NR	7,821,958

	Automobiles - 0.5%
155,000	Ford Motor Company Capital Trust II		6.500%	Baa2	BB	8,103,400

	Chemicals - 0.4%
52,800	IMC Global Inc.		7.500%	Caa1	NR	6,177,600

	Commercial Banks - 2.4%
200,000	Affiliated Managers Group Inc.		6.000%	NR	NR	5,081,000
296,250	Goldman Sachs Group Inc., Series EMC		6.125%	NR	NR	3,466,718
164,000	Sovereign Capital Trust IV, Convertible Security		4.375%	Ba1	BB-	7,974,500
53,200	State Street Corporation		6.750%	NR	BB+	10,602,228
144,000	Washington Mutual Inc., Unit 1 Trust		5.375%	Baa1	BBB	7,914,096

	Commercial Services & Supplies - 0.3%
97,375	Allied Waste Industries Inc.		6.250%	Caa1	B	4,966,125

	Communications Equipment - 0.8%
6,010	Lucent Technologies Capital Trust I		7.750%	Caa1	CCC-	6,719,961
88	Nortel Networks Corp.		7.000%	NR	NR	5,399,835

	Construction Materials - 0.3%
85,800	TXI Capital Trust I		6.500%	B3	B-	4,177,602

	Consumer Finance - 0.3%
73,000	Capital One Financial Corporation		6.250%	Baa3	BBB-	3,864,620

	Containers & Packaging - 0.4%
112,500	Temple Inland Inc.		7.500%	Baa3	BBB	6,365,250

	Diversified Financial Services - 1.0%
217,900	Citigroup Global Markets		2.000%	Aa1	NR	8,723,627
154,000	Gabelli Asset Management Inc.		6.950%	Baa2	BBB	3,874,640
90,000	Phoenix Companies Inc.		7.000%	NR	NR	3,200,670

	Diversified Telecommunication Services - 0.4%
131,000	Alltel Corporation		7.750%	A2	NR	6,780,560

	Electric Utilities - 2.0%
64,400	Aquila Inc.		6.750%	B2	B-	1,970,640
144,800	Dominion Resources Inc.		8.750%	Baa1	BBB+	7,833,680
344,500	DTE Energy Company		8.750%	Baa2	NR	8,905,325
217,900	FPL Group Inc.		8.000%	NR	A-	12,195,863

	Electronic Equipment & Instruments - 0.9%
46,475	General Cable Corporation, 144A		5.750%	NR	NR	3,125,444
175,000	Pioneer-Standard Financial Trust		6.750%	B2	NR	9,800,000

	Energy Equipment & Services - 0.1%
25,000	Hanover Compressor Capital Trust		7.250%	Caa1	B-	1,296,875

	Food & Staples Retailing - 0.3%
178,925	Albertsons Inc.		7.250%	Baa2	NR	4,634,158

	Gas Utilities - 0.5%
185,000	Sempra Energy		8.500%	NR	BBB+	5,727,600
39,750	Southern Union Company, Series B		5.750%	Baa3	NR	2,545,193

	Healthcare Providers & Services - 0.3%
41,000	Anthem Inc.		6.000%	NR	BBB-	4,104,100

	Hotels Restaurants & Leisure - 0.9%
250,000	Host Marriott Financial Trust		6.750%	B2	NR	13,187,500

	Household Durables - 0.3%
106,675	Newell Financial Trust I		5.250%	Baa3	BBB-	4,667,031

	Insurance - 3.3%
100,000	Chubb Corporation		7.000%	NR	A	2,800,000
381,000	Genworth Financial Inc.		6.000%	A2	A	11,125,200
86,200	Hartford Financial Services Group, Inc.		7.000%	NR	A-	5,249,580
87,475	PMI Group Inc.		5.875%	A1	A	2,283,098
98,000	Prudential Financial Capital Trust I		6.750%	A3	A-	6,842,360
206,000	Reinsurance Group of America Inc.		5.750%	Baa2	BBB	11,948,000
65,000	UnumProvident Corporation		8.250%	Ba1	BB+	2,116,400
256,250	XL Capital Limited		6.500%	A2	A	6,331,938

	Media - 1.4%
508,250	Cablevision Systems Corporation, Trust I		6.500%	NR	NR	10,607,178
185,000	Emmis Communications Corporation, Series A		6.250%	Caa1	CCC+	7,751,500
53,375	Interpublic Group, Series A		5.375%	NR	NR	2,216,664
10,000	Sinclair Broadcast Group Inc., Series D		6.000%	Caa1	B-	402,300

	Metals & Mining - 0.7%
84,700	United States Steel Corporation, Series B		7.000%	NR	B-	10,460,450

	Office Electronics - 0.3%
59,400	Xerox Corporation, 144A		7.500%	Ba3	B-	4,640,625

	Oil & Gas - 0.8%
50,000	Amerada Hess Corporation		7.000%	Ba3	BB	3,991,000
6,725	Chesapeake Energy Corporation, 144A		4.125%	B3	B-	7,599,250

	Pharmaceuticals - 0.4%
126,150	Schering-Plough Corporation		6.000%	Baa3	BBB	6,679,643

	Real Estate - 0.6%
165,000	Equity Office Properties Trust, Series B		5.250%	Baa2	NR	8,402,625

	Total Convertible Preferred Securities (cost $273,526,502)					302,655,610

Principal					Ratings*
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CONVERTIBLE BONDS - 26.4% (18.0% of Total Investments)
	Aerospace & Defense - 0.5%
2,900	AAR Corporation, 144A	2.875%	2/01/24	B2	BB-	$ 2,649,875
2,500	EDO Corporation, Convertible Subordinate Note	5.250%	4/15/07	NR	NR	2,668,750
2,500	Mercury Computer Systems Inc., 144A	2.000%	5/01/24	NR	NR	2,796,875

	Airlines - 0.1%
2,765	Northwest Airlines Corporation, Convertible Notes, 144A	6.625%	5/15/23	Caa1	CCC+	2,184,350

	Auto Components - 0.2%
4,865	Lear Corporation	0.000%	2/20/22	Baa3	BBB-	2,456,825

	Automobiles - 1.3%
2,750	Fleetwood Enterprises Inc., 144A	5.000%	12/15/23	B2	B	4,300,313
185	General Motors Corporation, Convertible Notes, Senior Debentures, Series A	4.500%	3/06/32	Baa1	BBB	4,707,203
185	General Motors Corporation, Series B	5.250%	3/03/32	Baa1	BBB	4,425,741
6,000	Sonic Automotive Inc., Convertible Senior Subordinated Notes	5.250%	5/07/09	B3	B+	5,887,500

	Biotechnology - 1.6%
4,740	Allergan Inc., Convertible Zero Coupon Senior Notes	0.000%	11/06/22	A3	A	4,354,875
5,115	Chiron Corporation, 144A	2.750%	6/30/34	NR	A-	5,370,750
2,850	Imclone Systems Inc., 144A	1.375%	5/15/24	NR	NR	2,760,938
4,500	Ivax Corporation, Convertible Note, 144A	1.500%	3/01/24	NR	NR	4,775,625
6,500	Ivax Corporation, Convertible Senior Subordinated Notes	4.500%	5/15/08	NR	NR	6,467,500

	Commercial Services & Supplies - 0.5%
6,700	Bowne and Company Incorporated, 144A	5.000%	10/01/33	Caa1	B-	6,909,375

	Communications Equipment - 2.1%
7,057	Ciena Corporation	3.750%	2/01/08	B2	B	6,051,378
5,565	Comverse Technology Inc., 144A	0.000%	5/15/23	NR	BB-	6,803,213
8,625	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	Baa3	BBB-	7,924,219
2,850	Lucent Technologies Inc.	2.750%	6/15/23	B2	B	3,551,813
5,475	Skyworks Solutions Inc.	4.750%	11/15/07	NR	NR	6,891,656

	Computers & Peripherals - 0.5%
13,215	Hewlett-Packard Company	0.000%	10/14/17	Baa1	BBB+	7,516,031

	Consumer Finance - 0.5%
6,900	Providian Financial Corporation, Convertible Senior Notes	3.250%	8/15/05	B2	B	6,831,000

	Diversified Financial Services - 1.0%
4,950	Capitalsource Inc., 144A	3.500%	7/15/34	NR	NR	4,987,125
3,100	Leucadia National Corporation, 144A	3.750%	4/15/14	Ba3	B+	3,348,000
6,400	The Bisys Group Inc.	4.000%	3/15/06	NR	NR	6,304,000

	Electric Utilities - 0.3%
1,835	PG&E Corporation	9.500%	6/30/10	NR	NR	4,548,506

	Electronic Equipment & Instruments - 1.6%
20,750	Arrow Electronics Inc.	0.000%	2/21/21	Baa3	BBB-	11,101,250
7,700	Celestica Inc.	0.000%	8/01/20	Ba3	B+	4,244,625
8,835	Fisher Scientific International Inc.	3.250%	3/01/24	Ba3	BB+	9,530,756

	Energy Equipment & Services - 0.6%
7,000	Schlumberger Limited	2.125%	6/01/23	A1	A+	7,560,000
985	Willbros Group Inc., 144A	2.750%	3/15/24	NR	NR	987,463

	Healthcare Equipment & Supplies - 0.4%
7,050	Alza Corporation	0.000%	7/28/20	Aa1	AAA	5,490,188

	Hotels Restaurants & Leisure - 2.5%
9,500	Brinker International Inc.	0.000%	10/10/21	Baa2	BBB	6,175,000
10,500	Carnival Corporation	0.000%	10/24/21	A3	A-	8,570,625
2,550	Hilton Hotels Corporation	3.375%	4/15/23	Baa3	BBB-	2,814,563
5,400	Kerzner International Limited, 144A	2.375%	4/15/24	B2	B	5,271,750
15,500	Royal Caribbean Cruises Limited, Senior Convertible Zero Coupon Liquid Yield Option Notes	0.000%	2/02/21	Ba2	BB+	8,253,750
5,830	Starwood Hotels and Resorts Worldwide Inc.	3.500%	5/16/23	Ba1	BB+	6,361,988

	Industrial Conglomerates - 0.3%
3,350	Tyco International Group Limited, Convertible Notes, 144A	3.125%	1/15/23	Baa3	BBB	5,033,375

	Insurance - 0.1%
2,300	American International Group Inc.	0.500%	5/15/07	Aaa	AAA	2,208,000

	IT Services - 1.0%
2,090	Acxiom Corporation	3.750%	2/15/09	Ba3	BB-	2,790,150
5,390	Digital River Inc., 144A	1.250%	1/01/24	NR	NR	5,470,850
6,435	Electronic Data Systems, Convertible Senior Notes, 144A	3.875%	7/15/23	Ba1	BBB-	6,443,044

	Leisure Equipment & Products - 0.9%
5,300	Hasbro Inc.	2.750%	12/01/21	Baa3	BB+	5,750,500
6,195	K2 Corporation, Convertible Notes, 144A	5.000%	6/15/10	NR	NR	8,401,969

	Media - 4.0%
325	Comcast Corporation	2.000%	10/15/29	Ba2	BBB-	13,942,500
4,000	Echostar Communications Corporation, Convertible Subordinated Notes	5.750%	5/15/08	B2	B	4,085,000
3,400	Interpublic Group Companies Inc.	4.500%	3/15/23	Baa3	BB+	4,058,750
9,900	Liberty Media Corporation, Senior Debentures, Exchangeable for Class B Viacom Common Stock	3.250%	3/15/31	Baa3	BBB-	9,021,375
5,275	Liberty Media Corporation	0.750%	3/30/23	Baa3	BBB-	5,690,406
3,200	Lions Gate Entertainment Corporation, Convertible Bond, 144A	4.875%	12/15/10	NR	NR	5,528,000
750	Lions Gate Entertainment Corporation, 144A	2.938%	10/15/24	NR	NR	753,750
3,425	Sinclair Broadcast Group, Convertible Step Coupon Senior Subordinated Note, 144A	4.875%	7/15/18	B3	B	3,121,031
96	Tribune Company, Exchangeable Subordinated Debentures	2.000%	5/15/29	Baa1	A-	8,616,000
6,100	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	Baa1	BBB+	6,290,625

	Oil & Gas - 0.4%
5,065	McMoran Exploration Corporation, Notes, 144A	6.000%	7/02/08	NR	NR	6,223,619

	Pharmaceuticals - 1.4%
1,825	Alexion Pharmaceuticals Inc.	5.750%	3/15/07	NR	NR	1,822,719
3,760	Cephalon Inc., Convertible Subordinate Notes	0.000%	6/15/33	NR	B-	3,802,300
3,400	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	NR	BBB	3,251,250
3,295	Valeant Pharmaceuticals International, 144A	3.000%	8/16/10	NR	B	3,480,344
1,940	Valeant Pharmaceuticals International, 144A	4.000%	11/15/13	NR	B	2,090,350
6,400	Wyeth, 144A	1.000%	1/15/24	Baa1	A	6,317,504

	Real Estate - 1.1%
2,725	Avatar Holdings Inc., 144A	4.500%	4/01/24	NR	NR	2,854,438
11,850	EOP Operating LP, Convertible Notes	7.250%	11/15/08	Baa2	BBB+	11,968,500
3,355	Trizec Hahn Corporation	3.000%	1/29/21	Ba1	NR	2,449,150

	Road & Rail - 0.1%
585	Yellow Corporation, 144A	3.375%	11/25/23	Ba1	BBB-	779,513

	Semiconductors & Equipment - 1.0%
4,890	ASM Lithography Holding NV	5.750%	10/15/06	B3	NR	5,371,665
4,000	FEI Company, Convertible Notes	5.500%	8/15/08	NR	B-	4,060,000
2,500	LSI Logic Corporation	4.000%	5/15/10	Ba3	B	2,246,875
4,100	Teradyne Inc., Convertible Senior Notes	3.750%	10/15/06	NR	B+	4,105,125

	Software - 0.8%
2,500	Computer Associates International Inc.	5.000%	3/15/07	Ba1	BBB-	2,912,500
6,600	Mentor Graphics Corporation, Convertible Subordinate Notes	6.875%	6/15/07	NR	NR	6,847,500
2,275	Novell Inc., 144A	0.500%	7/15/24	NR	NR	2,107,219

	Specialty Retail - 0.8%
7,500	Lowes Companies Inc.	0.861%	10/19/21	A2	A	7,725,000
6,000	TJX Companies Inc.	0.000%	2/13/21	Baa1	A-	4,935,000

	Textiles & Apparel - 0.3%
4,575	Reebok International Ltd., 144A	2.000%	5/01/24	Baa3	BBB	4,643,625

	Wireless Telecommunication Services - 0.5%
2,225	NII Holdings Inc., 144A	3.500%	9/15/33	NR	NR	3,846,469
3,125	NII Holdings Inc., 144A	2.875%	2/01/34	NR	NR	3,433,594

	Total Convertible Bonds ($375,184,825)					398,314,978

	CORPORATE BONDS - 17.4% (11.9% of Total Investments)
	Auto Components - 0.9%
4,100	Asbury Automotive Group Inc.	9.000%	6/15/12	B3	B	4,346,000
3,875	Keystone Automotive Operations Inc.	9.750%	11/01/13	B3	B-	4,185,000
3,500	Tenneco Auto, Inc.	10.250%	7/15/13	B2	B-	4,007,500

	Automobiles - 3.1%
3,500	Ford Motor Company	8.900%	1/15/32	Baa1	BBB-	3,938,130
10,000	Ford Motor Company, Debentures	7.700%	5/15/97	Baa1	BBB-	9,558,260
5,590	Ford Motor Company, Debentures	9.980%	2/15/47	Baa1	BBB-	6,902,107
20,500	General Motors Acceptance Corporation, Notes	8.000%	11/01/31	A3	BBB	21,277,114
3,560	General Motors Corporation, Senior Debentures	8.375%	7/15/33	Baa1	BBB	3,790,574

	Chemicals - 0.1%
1,335	OM Group Inc.	9.250%	12/15/11	Caa1	B-	1,398,413

	Commercial Services & Supplies - 0.6%
1,000	Allied Waste North America	7.875%	4/15/13	Ba3	BB-	1,060,000
4,891	Allied Waste North America, Series B	10.000%	8/01/09	B3	B+	5,172,233
1,000	Allied Waste North America, Series B	9.250%	9/01/12	Ba3	BB-	1,117,500
2,000	United Rentals of North America Inc.	7.750%	11/15/13	B2	B+	1,885,000

	Communications Equipment - 0.2%
2,275	Avaya Inc.	11.125%	4/01/09	B1	B+	2,633,313

	Construction Materials - 0.2%
2,500	Texas Industries Inc.	10.250%	6/15/11	B1	BB-	2,887,500

	Containers & Packaging - 0.4%
1,520	Berry Plastics Corporation	10.750%	7/15/12	B3	B-	1,725,200
2,000	MDP Acquisitions plc, Senior Notes	9.625%	10/01/12	B3	B	2,270,000
2,000	Owens-Brockway Glass Containers	8.250%	5/15/13	B3	B	2,140,000
2,000	Owens-Illinois Inc.	7.800%	5/15/18	Caa1	B	1,950,000

	Electric Utilities - 0.2%
3,000	Midwest Generation LLC	8.750%	5/01/34	B1	B-	3,285,000

	Food & Staples Retailing - 0.1%
2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B1	BB-	2,105,000

	Food Products - 0.7%
1,000	Dole Food Inc.	8.875%	3/15/11	B2	B+	1,092,500
5,943	Dole Foods Company	7.875%	7/15/13	B2	B+	6,604,159
3,000	Seminis Vegetable Seeds Inc.	10.250%	10/01/13	B3	B-	3,360,000

	Healthcare Providers & Services - 0.2%
1,000	US Oncology Inc., 144A	9.000%	8/15/12	B2	B-	1,040,000
2,500	US Oncology Inc., 144A	10.750%	8/15/14	B3	B-	2,581,250

	Hotels Restaurants & Leisure - 2.7%
2,000	Boyd Gaming Corporation	8.750%	4/15/12	B1	B+	2,240,000
2,000	Boyd Gaming Corporation	7.750%	12/15/12	B1	B+	2,155,000
2,552	Dominos Inc.	8.250%	7/01/11	B2	B-	2,775,300
2,900	Intrawest Corporation	7.500%	10/15/13	B1	B+	3,019,625
4,000	Intrawest Corporation, Senior Notes	10.500%	2/01/10	B1	B+	4,340,000
3,000	Las Vegas Sands Inc., Venetian Casino	11.000%	6/15/10	B2	B	3,487,500
4,040	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	4,262,200
1,600	Park Place Entertainment	8.125%	5/15/11	Ba2	BB-	1,856,000
2,500	Park Place Entertainment	7.000%	4/15/13	Ba1	BB+	2,793,750
7,000	Penn/National Gaming Inc., Senior	8.875%	3/15/10	B2	B	7,708,750
750	Pinnacle Entertainment Inc.	8.750%	10/01/13	Caa1	CCC+	772,500
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	Caa1	CCC+	2,015,000
2,000	Town Sports International Inc.	9.625%	4/15/11	B2	B-	2,040,000

	IT Services - 0.2%
3,500	Global Cash Access LLC, Senior	8.750%	3/15/12	Caa1	B-	3,727,500

	Machinery - 0.5%
1,220	Terex Corporation, Senior Subordinated	10.375%	4/01/11	B3	B	1,384,700
6,095	Terex Corporation, Senior Subordinated	9.250%	7/15/11	B3	B	6,856,875

	Media - 3.2%
4,000	Allbritton Communications Company	7.750%	12/15/12	B3	B-	4,160,000
2,000	American Media Operations Inc.	8.875%	1/15/11	B2	B-	2,085,000
4,180	American Media Operations Inc., Series B	10.250%	5/01/09	B2	B-	4,420,350
5,000	Cablevision Systems Corporation	7.250%	7/15/08	B1	BB-	5,225,000
1,000	Cablevision Systems Corporation	8.125%	8/15/09	B1	BB-	1,067,500
2,750	Canwest Media Incorporated	7.625%	4/15/13	B1	B-	2,970,000
2,000	Charter Communications Operating LLC	8.000%	4/30/12	B2	B-	2,005,000
1,500	Lowes Cineplex Entertainment	9.000%	8/01/14	B3	CCC+	1,556,250
5,800	Mail-Well I Corporation, Senior	9.625%	3/15/12	B1	BB-	6,409,000
6,000	Primedia Inc., Senior Notes	8.875%	5/15/11	B3	B	6,030,000
6,750	Vertis Inc.	9.750%	4/01/09	B2	B-	7,290,000
4,000	Young Broadcasting Inc., Senior	10.000%	3/01/11	Caa1	CCC+	4,140,000

	Multiline Retail - 0.3%
1,195	Saks Inc.	7.000%	12/01/13	Ba3	BB	1,224,871
500	Saks Inc.	7.375%	2/15/19	Ba3	BB	502,500
2,000	Saks Inc., Note	9.875%	10/01/11	Ba3	BB	2,390,000

	Oil & Gas - 0.4%
2,400	Baytex Energy Ltd.	9.625%	7/15/10	B3	B-	2,592,000
1,000	Chesapeake Energy Corporation	9.000%	8/15/12	Ba3	BB-	1,147,500
250	Tesoro Petroleum Corporation	8.000%	4/15/08	Ba2	BBB-	271,250
2,000	Tesoro Petroleum Corporation, Senior	9.625%	11/01/08	B2	BB-	2,210,000

	Paper & Forest Products - 0.5%
2,000	Georgia Pacific Corporation	7.700%	6/15/15	Ba3	BB+	2,290,000
5,000	Georgia Pacific Corporation, Notes	8.125%	5/15/11	Ba3	BB+	5,800,000

	Pharmaceuticals - 0.1%
1,500	Quintiles Transitional Corporation	10.000%	10/01/13	B3	B	1,597,500

	Real Estate - 1.7%
1,625	CB Richard Ellis Services Inc.	9.750%	5/15/10	B1	B+	1,848,433
2,000	K. Hovnanian Enterprises Inc., Senior	8.875%	4/01/12	Ba3	B+	2,245,000
3,000	KB Home	8.625%	12/15/08	Ba2	BB-	3,390,000
4,425	LNR Property Corporation	7.625%	7/15/13	Ba3	B+	4,867,500
5,175	Technical Olympic USA Inc., Senior Subordinate Notes	10.375%	7/01/12	B2	B-	5,821,875
4,000	Universal City Development Partners	11.750%	4/01/10	B2	B-	4,680,000
2,500	William Lyon Homes Inc., Unsecured Senior	10.750%	4/01/13	B2	B	2,900,000

	Road & Rail - 0.2%
3,000	Laidlaw International Inc.	10.750%	6/15/11	B2	B+	3,438,750

	Scientific Instruments - 0.1%
2,000	Fisher Scientific International Inc.	8.000%	9/01/13	Ba3	BB+	2,250,000

	Specialty Retail - 0.3%
1,650	Central Garden & Pet Company	9.125%	2/01/13	B2	B+	1,819,120
2,000	Suburban Propane Partners LP	6.875%	12/15/13	B1	B	2,070,000

	Textiles & Apparel - 0.4%
1,000	Jostens IH Corporation, 144A	7.625%	10/01/12	B3	B-	1,007,500
5,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	B2	B	5,587,500

	Total Corporate Bonds (cost $249,926,287)					263,055,852

	CAPITAL PREFERRED SECURITIES - 31.4% (21.4% of Total Investments)
	Commercial Banks - 26.8%
3,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	3,034,326
13,000	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	17,595,994
6,800	AgFirst Farm Credit Bank	7.300%	12/15/53	NR	NR	6,868,340
2,500	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	BBB	2,798,575
2,600	ANZ Capital Trust I, 144A	5.360%	12/29/49	A2	A-	2,625,345
3,000	Bank One Capital III	8.750%	9/01/30	A1	A-	4,015,536
1,000	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	A-	1,115,800
6,000	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	A-	6,789,078
2,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	2,249,134
13,030	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	15,980,891
15	BBVA Privanza International Gibraltar, 144A	7.764%	9/30/47	A1	NR	15,975,000
7,750	BNP Paribas Capital Trust	7.200%	12/31/49	NR	A+	8,141,538
1,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	NR	1,129,379
4,850	BT Institutional Capital Trust A, 144A	8.090%	12/01/26	A2	A-	5,490,045
3,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	3,299,271
1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	NR	A	1,299,810
27,500	C.A. Preferred Funding Trust	7.000%	1/30/49	NR	A	28,525,503
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	BBB+	3,495,945
18,125	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	19,660,387
1,695	DBS Capital Funding Corporation, Series 01A, 144A	7.657%	3/15/49	A1	A-	1,971,710
12,250	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	14,201,303
3,000	Farm Credit Bank of Texas	7.561%	11/05/49	NR	NR	3,113,289
1,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	NR	1,116,216
6,200	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	6,991,182
2,000	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	2,139,820
1,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	1,133,063
36,000	HBOS Capital Funding LP, Notes	6.850%	3/01/49	NR	A	36,921,816
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	3,026,189
5,750	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	8,807,890
4,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	4,951,664
6,300	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	6,982,567
18,600	Lloyds TSB Bank plc, Subordinate Note	6.900%	11/22/49	Aa2	A+	19,321,996
20,000	M&I Capital Trust A	7.650%	12/01/26	A2	BBB+	22,209,300
5,000	NB Capital Trust IV	8.250%	4/15/27	Aa3	A-	5,774,730
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	1,138,555
12,000	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	13,565,940
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	1,019,535
16,500	RBS Capital Trust B	6.800%	12/31/49	NR	A	16,971,339
100	Reliance Capital Trust I, Series B	8.170%	5/01/28	NR	NR	114,472
6,350	Royal Bank of Scotland Group plc	7.648%	8/31/49	A1	A	7,598,575
710	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A2	A	788,522
8,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	NR	8,169,600
10,500	St. George Funding Company LLC	8.485%	6/30/17	Baa1	NR	12,100,410
8,300	UBS Preferred Funding Trust I	8.622%	10/29/49	A1	AA-	10,032,608
2,000	Unicredito Italiano Capital Trust, 144A	9.200%	10/05/49	A1	A	2,467,586
300	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	BBB-	32,700,000
100	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A1	BBB+	110,584
2,500	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	BBB	2,866,700
5,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB-	5,779,310

	Diversified Financial Services - 0.2%
2,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	NR	NR	2,879,666

	Diversified Telecommunication Services - 0.9%
10,957	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	14,179,048

	Gas Utilities - 0.6%
1,200	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	BB+	1,400,590
7,110	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	7,827,961

	Insurance - 2.9%
250	Allstate Financing II	7.830%	12/01/45	A2	A-	279,120
18,596	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	20,196,930
4,250	Prudential plc	6.500%	6/29/49	Baa1	A	4,145,964
9,500	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	10,969,384
7,250	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	8,299,191

	Total Capital Preferred Securities (cost $468,920,162)					474,354,222

	REPURCHASE AGREEMENTS - 2.6% (1.8 of Total Investments)
39,217	State Street Bank, 1.700%, dated 9/30/04, due 10/01/04, repurchase price					39,216,790
	$39,218,642, collateralized by $28,835,000 U.S. Treasury Bonds, 8.125%,
	due 8/15/19, value $40,008,563

	Total Repurchase Agreements (cost $39,216,790)					39,216,790

	Total Investments (cost $2,133,205,754) - 146.8%					2,214,351,668

						Market
Shares	Description(1)					Value

	COMMON STOCKS SOLD SHORT - (3.7)%
	Chemicals - (0.4)%
(329,150)	IMC Global Inc.					$ (5,723,919)

	Commercial Banks - (0.2)%
(61,300)	Affiliated Managers Group Inc.					(3,282,002)

	Consumer Finance - (0.2)%
(34,878)	Capital One Financial Corporation					(2,577,484)

	Electric Utilities - (0.2)%
(400,820)	Aquila Inc.					(1,250,558)
(38,410)	PG&E Corporation					(1,167,664)

	Food & Staples Retailing - (0.1)%
(56,290)	Albertsons, Inc.					(1,347,020)

	Gas Utilities - (0.4)%
(99,000)	Sempra Energy					(3,582,810)
(95,065)	Southern Union Company					(1,948,833)

	Insurance - (1.0)%
(25,850)	Chubb Corporation					(1,816,738)
(142,950)	Genworth Financial Inc.					(3,330,735)
(61,725)	Hartford Financial Services Group, Inc.					(3,822,629)
(63,900)	Hilb, Roga and Hamilton Companies					(2,314,458)
(33,461)	PMI Group Inc.					(1,357,847)
(110,215)	UnumProvident Corporation					(1,729,273)

	Leisure Equipment & Products - (0.0)%
(40,063)	K2 Inc.					(573,302)

	Media - (0.3)%
(205,480)	Cablevision Systems Corporation					(4,167,134)

	Metals & Mining - (0.6)%
(260,593)	United States Steel Corporation					(9,803,509)

	Oil & Gas - (0.2)%
(40,187)	Amerada Hess Corporation					(3,576,643)

	Pharmaceuticals - (0.1)%
(102,810)	Schering-Plough Corporation					(1,959,559)

	Total Common Stocks Sold Short (proceeds $43,596,226)					(55,332,117)

	Other Assets Less Liabilities - 3.8%					57,275,299

	FundPreferred Shares, at Liquidation Value - (46.9)%					(708,000,000)

	Net Assets Applicable to Common Shares - 100%					$1,508,294,850

Interest Rate Swap Transactions Outstanding at September 30, 2004.
					Unrealized
	Notional			Termination	Appreciation
	Amount	Fixed Rate	Floating Rate**	Date	(Depreciation)

	$71,000,000	1.4300%	1.8275%	1/22/05	$ 151,704
	71,000,000	1.9735	1.8275	1/22/06	589,819
	71,000,000	2.5670	1.8275	1/22/07	731,712
	71,000,000	2.9935	1.8275	1/22/08	803,208
	71,000,000	3.4060	1.8275	1/22/09	593,166

					$2,869,609

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
**	Based on LIBOR (London Interbank Offered Rate)
(a)	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CBTCS)	Corporate Backed Trust Certificates.
(CORTS)	Corporate Backed Trust Securities.
(PCARS)	Public Credit and Repackaged Securities.
(PPLUS)	PreferredPlus Trust.
(SATURNS)	Structured Asset Trust Unit Repackaging.
NR	Security is not rated.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities, which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments (net of proceeds received on securities sold short) was
$2,092,147,013.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$103,268,676
	Depreciation	(36,396,138)

	Net unrealized appreciation of investments	$66,872,538

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Preferred and Convertible Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.